Result for the Year - Profit Per Share (Details) kr / shares in Units, $ / shares in Units, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 DKK (kr) kr / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 DKK (kr) kr / shares shares
Results for the Year [Abstract]
Net profit	$ 963	$ 1,133	[1]	kr 7,844	$ 631		kr 4,352
Weighted average number of shares outstanding (in shares)	64,721,175	66,139,029		66,139,029	66,023,437		66,023,437
Weighted average number of treasury shares (in shares)	(2,570,090)	(1,952,382)		(1,952,382)	(713,693)		(713,693)
Weighted average number of shares excl. treasury shares (in shares)	62,151,085	64,186,647		64,186,647	65,309,744		65,309,744
Adjustments for share-based instruments, dilution (in shares)	540,545	469,339		469,339	587,833		587,833
Weighted average number of shares, diluted (in shares)	62,691,630	64,655,986		64,655,986	65,897,577		65,897,577
Basic net profit per share (in dollars per share) | (per share)	$ 15.50	$ 17.66	[1]	kr 122.21	$ 9.67	[1]	kr 66.64
Diluted net profit per share (in dollars per share) | (per share)	$ 15.37	$ 17.53	[1]	kr 121.36	$ 9.58		kr 66.02

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.